SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 7) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 09, 2011 American Depository Shares (ADS)	Sep. 06, 2011 American Depository Shares (ADS)	Aug. 20, 2011 American Depository Shares (ADS)	Sep. 30, 2011 American Depository Shares (ADS)	Aug. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2011 American Depository Shares (ADS)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Shares issued depository bank to settle stock option awards upon exercise		40,000
Consideration received for the settlement of stock option issue	$ 0	$ 0
Treasury Stock
Maximum amount authorized to repurchase ADS					100,000,000		100,000,000
Repurchase of ADSs (in shares)		1,290,848	335,500	309,924				645,424
Purchase price of shares repurchased (in dollars per share)			$ 2.9271	$ 3.0614
Total purchase price from shares purchased in the open market under share repurchase program		$ 1,943,822				$ 1,943,822		$ 1,943,822